Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	TIFF Investment Program
Entity Central Index Key	0000916622
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2022
Document Effective Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022